Leases - Summary of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 11,062	¥ 26,704	¥ 22,608
Non-cash changes in right-of-use assets from new lease obligations and lease modification: Operating leases	¥ 1,318	¥ 3,630	¥ 380
Operating leases, Weighted average remaining lease term	10 years 4 months 24 days	11 years 3 months 18 days	12 years 7 months 6 days
Operating leases, Weighted average discount rate	7.40%	7.00%	6.80%